Revenue from contracts with customers (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	[1]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues		€ 1,452	€ 1,529	[2]
Biopharma Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from VaxServe sales of non-Sanofi products		842	854
Revenue from intragroup sales from continuing to discontinued operations	[3]	61	95
Royalty income		68	62
Miscellaneous other revenue	[4]	275	341
Other revenues		1,246	1,352	[5]
Opella Business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues	[6]	€ 206	€ 177

[1]	(a) Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]
(b) Revenues generated from the manufacture of Consumer Healthcare products on behalf of Opella entities. Until April 30, 2025, Opella entities were within the scope of discontinued operations (see Note B.1). With effect from May 1, 2025, Opella entities are treated as related parties in accordance with IAS24 (see Note B.5.).

[4]	(c) This line mainly comprises revenues received under agreements for Sanofi to provide manufacturing services to third parties.
[5]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[6]
(d)    Consumer Healthcare activities not transferred on the effective date of loss of control of Opella. These are primarily (i) hospital sales of Opella products in China, the transfer of which will be finalized no earlier than 2028; (ii) sales made by the dedicated entity Opella Russie, of which Sanofi continues to hold the capital (Sanofi is continuing to distribute Opella products in Russian territory under a distribution agreement signed in connection with the separation, the parties reserving the right to discuss the transfer of that entity during the term of the distribution agreement); and (iii) sales of the Gold Bond product range, which are continuing in the United States through the retained subsidiary Gold Bond LLC (holder of the associated worldwide property rights).